Financial Risk Management (Details) - Schedule of Foreign Currencies Denominated Balances - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
USD [Member]
Disclosure of summarised financial information about foreign operation [line items]
Profit or loss (after tax)	RM 22,372	RM 22,794
EUR [Member]
Disclosure of summarised financial information about foreign operation [line items]
Profit or loss (after tax)	RM 14,505	RM 77,441